CECL (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	SFr 279,186	SFr 282,455
Gross loans held at amortized cost, past due	2,945	2,724
Total	282,131	285,179
Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	994	1,179
Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	212	150
Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	301	130
Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,438	1,265
Corporate and institutional
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	112,410	113,063
Gross loans held at amortized cost, past due	1,859	1,649
Total	114,269	114,712
Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	758	734
Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	76	73
Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	220	76
Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	805	766
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	28,070	28,094
Gross loans held at amortized cost, past due	141	229
Total	28,211	28,323
Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	50	95
Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	3	10
Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	11	2
Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	77	122
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	69,060	68,462
Gross loans held at amortized cost, past due	1,503	1,258
Total	70,563	69,720
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	630	528
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	54	62
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	137	71
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	682	597
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	14,311	15,300
Gross loans held at amortized cost, past due	174	136
Total	14,485	15,436
Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	41	85
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	15	1
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	72	3
Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	46	47
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	969	1,207
Gross loans held at amortized cost, past due	41	26
Total	1,010	1,233
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	37	26
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4	0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Consumer
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	166,776	169,392
Gross loans held at amortized cost, past due	1,086	1,075
Total	167,862	170,467
Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	236	445
Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	136	77
Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	81	54
Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	633	499
Consumer | Mortgages
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	110,747	109,279
Gross loans held at amortized cost, past due	523	392
Total	111,270	109,671
Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	63	83
Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	68	16
Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	34	9
Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	358	284
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	51,668	56,287
Gross loans held at amortized cost, past due	121	138
Total	51,789	56,425
Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	17	79
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	2
Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	104	57
Consumer | Consumer finance
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	4,361	3,826
Gross loans held at amortized cost, past due	442	545
Total	4,803	4,371
Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	156	283
Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	68	61
Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	47	43
Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	171	158
Bank
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	287,630	289,713
Gross loans held at amortized cost, past due	2,933	2,712
Total	290,563	292,425
Bank | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	994	1,179
Bank | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	212	150
Bank | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	301	130
Bank | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,426	1,253
Bank | Corporate and institutional
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	112,410	120,321
Gross loans held at amortized cost, past due	1,847	1,637
Total	114,257	121,958
Bank | Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	758	734
Bank | Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	76	73
Bank | Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	220	76
Bank | Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	793	754
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	28,070	28,094
Gross loans held at amortized cost, past due	141	229
Total	28,211	28,323
Bank | Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	50	95
Bank | Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	3	10
Bank | Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	11	2
Bank | Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	77	122
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	69,060	69,075
Gross loans held at amortized cost, past due	1,491	1,246
Total	70,551	70,321
Bank | Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	630	528
Bank | Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	54	62
Bank | Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	137	71
Bank | Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	670	585
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	14,311	21,945
Gross loans held at amortized cost, past due	174	136
Total	14,485	22,081
Bank | Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	41	85
Bank | Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	15	1
Bank | Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	72	3
Bank | Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	46	47
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	969	1,207
Gross loans held at amortized cost, past due	41	26
Total	1,010	1,233
Bank | Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	37	26
Bank | Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4	0
Bank | Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Bank | Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Bank | Consumer
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	166,776	169,392
Gross loans held at amortized cost, past due	1,086	1,075
Total	167,862	170,467
Bank | Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	236	445
Bank | Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	136	77
Bank | Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	81	54
Bank | Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	633	499
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	110,747	109,279
Gross loans held at amortized cost, past due	523	392
Total	111,270	109,671
Bank | Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	63	83
Bank | Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	68	16
Bank | Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	34	9
Bank | Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	358	284
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	51,668	56,287
Gross loans held at amortized cost, past due	121	138
Total	51,789	56,425
Bank | Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	17	79
Bank | Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	0
Bank | Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0	2
Bank | Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	104	57
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	4,361	3,826
Gross loans held at amortized cost, past due	442	545
Total	4,803	4,371
Bank | Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	156	283
Bank | Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	68	61
Bank | Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	47	43
Bank | Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	171	SFr 158
Bank | Total loans to third parties
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	279,186
Gross loans held at amortized cost, past due	2,933
Total	282,119
Bank | Total loans to third parties | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	994
Bank | Total loans to third parties | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	212
Bank | Total loans to third parties | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	301
Bank | Total loans to third parties | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,426
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	8,444
Gross loans held at amortized cost, past due	0
Total	8,444
Bank | Total loans to entities under common control | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0
Bank | Total loans to entities under common control | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0
Bank | Total loans to entities under common control | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0
Bank | Total loans to entities under common control | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	SFr 0